FINANCIAL STATEMENTS SCHEDULE I (Tables)	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY BALANCE SHEETS
ADDITIONAL INFORMATION—FINANCIAL STATEMENTS SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY BALANCE SHEETS
(AMOUNT IN THOUSANDS, EXCEPT SHARE AND SHARE RELATED DATA)

	2018	2019
	RMB	RMB	US$
Assets
Current assets
Cash and cash equivalents	—	27,223	3,910
Short-term investment	—	69,618	10,000
Amounts due from subsidiaries and VIEs	—	44,695	6,420
Amounts due from a related party	—	124,862	17,935
Prepaid and other current assets	—	1,117	160
Total current assets	—	267,515	38,425

Investments in subsidiaries and VIEs	(1,652,006)	(1,003,436)	(144,135)

Total assets	(1,652,006)	(735,921)	(105,710)

Liabilities
Current Liabilities
Accrued expenses and other current liabilities	—	5,933	851
Total liabilities	—	5,933	851
Equity
Ordinary shares	—	—	—
Additional paid-in capital	395,472	777,408	111,668
Accumulated deficit	(2,047,478)	(1,519,731)	(218,296)
Other comprehensive income	—	469	67

Total deficit	(1,652,006)	(741,854)	(106,561)

Total liabilities and deficit	(1,652,006)	(735,921)	(105,710)

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME
ADDITIONAL INFORMATION—FINANCIAL STATEMENTS SCHEDULE I
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY STATEMENTS OF
COMPREHENSIVE INCOME
(AMOUNT IN THOUSANDS, EXCEPT SHARE AND SHARE RELATED DATA)

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Operating cost and expenses:
General and administrative	—	—	(2,886)	(415)

Total operating cost and expenses	—	—	(2,886)	(415)

Loss from operations	—	—	(2,886)	(415)
Interest income	—	—	4,910	705
Other income, net	—	—	1	—

Income before taxes and income from equity in subsidiaries and VIEs	—	—	2,025	290
Income tax expense	—	—	—	—
Equity in earnings of subsidiaries and VIEs	539,545	611,758	525,722	75,515
Net income	539,545	611,758	527,747	75,805
Other comprehensive income, net of tax
Change in cumulative foreign currency translation adjustment	—	—	469	67
Other comprehensive income	—	—	469	67

Comprehensive income	539,545	611,758	528,216	75,872

CONSOLIDATED STATEMENTS OF COMPANY CASH FLOW STATEMENTS
ADDITIONAL INFORMATION—FINANCIAL STATEMENTS SCHEDULE I
CONSOLIDATED STATEMENTS OF COMPANY CASH FLOW STATEMENTS
(AMOUNT IN THOUSANDS, EXCEPT FOR SHARE AND PER SHARE DATA)

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Cash flows from operating activities
Net income	539,545	611,758	527,747	75,805
Adjustments to reconcile net income to net cash used in operating activities:
Share of results of subsidiaries and VIEs	(539,545)	(611,758)	(525,722)	(75,515)
Depreciation and amortization	—	—	2,020	290
Changes in operating assets and liabilities:
Amounts due from a related party	—	—	(4,938)	(709)
Amounts due from subsidiaries and VIEs			(44,695)	(6,420)
Prepaid and other current assets	—	—	(3,137)	(451)
Accrued expenses and other current liabilities	—	—	5,933	851

Net cash used in operating activities	—	—	(42,792)	(6,149)

Cash flows from investing activities
Loan to a related party	—	—	(119,924)	(17,225)
Purchase of short-term investment	—	—	(71,477)	(10,267)

Net cash used in investing activities	—	—	(191,401)	(27,492)

Cash flows from financing activities
Net proceeds from issuance of ordinary sh ares			255,928	36,762

Net cash provided by financing activities	—	—	255,928	36,762

Effect of foreign exchange rate changes on cash and cash equivalents	—	—	5,488	789
Net decrease in cash and cash equivalents	—	—	27,223	3,910
Cash and cash equivalents at beginning of year	—	—	—	—

Cash and cash equivalents at end of the year	—	—	27,223	3,910
Supplemental disclosure of significant non-cash investing and financing activities:	—	—	—	—
Decease in investment in subsidiaries and VIEs for cash dividend paid by a subsidiary on behalf of the parent to the Company ’s shareholders	—	(400,000)	—	—